Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation	The accounting and financial reporting policies of the Bank and its subsidiaries conform to generally accepted accounting principles in the United States of America (“GAAP”). The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year, and actual results could differ from those estimates.
Use of Estimates
Critical accounting estimates are those that require management to make subjective or complex judgments about the effect of matters that are inherently uncertain and may change in subsequent periods. Changes that may be required in the underlying assumptions or estimates in these areas could have a material impact on the future financial condition and results of operations. Management believes that the most critical accounting policies upon which the financial condition depends, and which involve the most complex or subjective decisions or assessments, are as follows:

•	Allowance for credit losses

•	Fair value and impairment of financial instruments

•	Impairment of long-lived assets

•	Impairment of goodwill

•	Employee benefit plans

•	Share-based payments

•	Business combinations

Basis of Consolidation	Basis of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries (collectively the “Bank”), and those variable interest entities (“VIEs”) where the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated. VIEs are entities that, by design, either (1) lack sufficient equity to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) have equity investors that do not have the ability to make significant decisions relating to the entity’s operations through voting rights, or do not have the obligation to absorb the expected losses, or do not have the right to receive the residual returns of the entity.

The Bank is deemed to have a controlling financial interest and is the primary beneficiary of a VIE if it has both the power to direct the activities of the VIE that most significantly impact the VIE economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The determination of whether the Bank meets the criteria to be considered the primary beneficiary of a VIE requires a periodic evaluation of all transactions (such as investments, loans and fee arrangements) with the entity. The Bank performs on-going reassessments of: (1) whether entities previously evaluated under the majority voting-interest framework have become VIEs, based on certain events, and are therefore subject to the VIE consolidation framework; and (2) whether changes in the facts and circumstances regarding the Bank’s involvement with a VIE cause the Bank’s consolidation conclusion to change.

Certain Bank sponsored asset management funds are structured as limited partnerships or limited companies (collectively the “funds”). The funds have various investment strategies (including but not limited to fixed income, equities and fund of funds) and are financed by non-affiliated investors. A subsidiary of the Bank is either the general partner or investment manager to the funds but does not have any significant variable interests in these entities. For those funds where the non-affiliated investors have the ability to remove the subsidiary of the Bank as the general partner or investment manager without cause (i.e. kick out rights), based on a simple majority vote, or the non-affiliated investors have rights to participate in important decisions, the Bank does not consolidate such voting interest entities. In cases where the non-affiliated investors do not have substantive kick out or participating rights, the Bank evaluates the funds as VIEs and consolidates if it is the general partner or investment manager and has a potentially significant interest.

During the three years ended December 31, 2019, 2018 and 2017, the Bank had no interests in VIEs where the Bank was considered the primary beneficiary, nor did the Bank have any significant variable interests in a VIE where the Bank was not considered the primary beneficiary. For the variable interests the Bank holds in entities which are not considered VIEs, the Bank utilized the majority voting interest framework. The Bank consolidates these entities where it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control.

Entities where the Bank holds 20% to 50% of the voting rights and/or has the ability to exercise significant influence, other than investments in designated VIEs, are accounted for under the equity method, and the pro rata share of their income (loss) is included in other non-interest income.

Foreign Currency Translation	Foreign Currency Translation
Assets, liabilities, revenues and expenses denominated in Bermuda dollars are translated to US dollars at par. Assets and liabilities of the parent company arising from other foreign currency transactions are translated into US dollars at the rates of exchange prevailing at the balance sheet date. The resulting gains or losses are included in foreign exchange revenue in the consolidated statements of operations.

The assets and liabilities of foreign currency-based subsidiaries are translated at the rate of exchange prevailing on the balance sheet date, while associated revenues and expenses are translated to US dollars at the average rates of exchange prevailing throughout the year. Unrealized translation gains or losses on investments in foreign currency- based subsidiaries are recorded as a separate component of Shareholders' equity within accumulated other comprehensive loss (“AOCL”). Gains and losses on foreign currency-based subsidiaries are recorded in the consolidated statements of operations when the Bank ceases to have a controlling financial interest in a foreign currency-based subsidiary.

Assets Held in Trust or Custody	Assets Held in Trust or Custody
Securities and properties (other than cash and deposits held with the Bank and its subsidiaries) held in trust, custody, agency or fiduciary capacity for customers are not included in the consolidated balance sheets because the Bank is not the beneficiary of these assets.

Cash Due from Banks	Consolidated Statements of Cash Flows
For the purposes of the consolidated statements of cash flows, cash due from banks include cash on hand, cash items in the process of collection, amounts due from correspondent banks and highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of change in fair value, and restricted cash included in short-term investments on the consolidated balance sheets.
Cash Due from Banks
Cash due from banks includes cash on hand, cash items in the process of collection, amounts due from correspondent banks and highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of change in fair value. Such investments are those with a maturity of three months or less from the date of acquisition and include unrestricted term deposits, certificates of deposit and treasury bills.

Securities Purchased under Agreement to Resell and Collateral	Securities Purchased Under Agreement to Resell
Securities purchased under agreement to resell are treated as collateralized lending transactions. The obligation to resell is recorded at the value of the cash paid on purchase adjusted for the amortization of the difference between the purchase price and the agreed resell price. The amortization of this amount is recorded as interest income.
Collateral
The Bank pledges assets as collateral as required for various transactions involving security repurchase agreements, deposit products and derivative financial instruments. Assets that have been pledged as collateral, including those that can be sold or repledged by the secured party, continue to be reported on the Bank’s consolidated balance sheets under the same line items as non-pledged assets of the same type.

Investments	Short-Term Investments
Short-term investments have maturities of less than one year from the date of acquisition, are only subject to an insignificant risk of change in fair value and comprise (1) restricted term and demand deposits, and (2) unrestricted term deposits, certificate of deposits and treasury bills with a maturity greater than three months from the date of acquisition.

H. Investments
Equity securities with readily determinable fair values are carried at fair value in the consolidated balance sheets, with unrealized gains and losses included in the consolidated statements of operations as net gains (losses) on equity securities.

Contained within other assets are investments in private equity for which the Bank does not have sufficient rights or ownership interests to follow the equity method of accounting. Unquoted equity investments which are held directly by the Bank and which do not have readily determinable fair values are recorded at cost, less impairment, plus or minus observable price changes from transactions of identical or similar securities.

Equity method investments which include investments whereby the Bank has the ability to influence, but not control, the financial or operating policies of such entities, are accounted for using the equity method of accounting.

Debt securities are classified as trading, available-for-sale (“AFS”) or held-to-maturity (“HTM”).

Investments are classified as trading when management has the intent to sell these investments for profit. Debt securities classified as trading investments are carried at fair value in the consolidated balance sheets, with unrealized gains and losses included in the consolidated statements of operations as net gains (losses) on trading investments. Investments are classified primarily as AFS when used to manage the Bank’s exposure to interest rate and liquidity movements, as well as to make strategic longer-term investments. AFS investments are carried at fair value in the consolidated balance sheets with unrealized gains and losses reported as net increase or decrease to AOCL. Investments that the Bank has the positive intent and ability to hold to maturity are classified as HTM and are carried at amortized cost in the consolidated balance sheets. Unrecognized gains and losses on HTM securities are disclosed in the notes to the consolidated financial statements.

The specific identification method is used to determine realized gains and losses on trading and AFS investments, which are included in net trading gains and losses and net realized gains and losses on AFS investments respectively, in the consolidated statements of operations.

Dividend and interest income, including amortization of premiums and discounts, on securities for which cash flows are not considered uncertain are included in interest income in the consolidated statements of operations. For securities with uncertain cash flows, the investments are accounted for under the cost recovery method, whereby all principal and coupon payments received are applied as a reduction of the amortized cost and carrying amount. Accrual of income is suspended in respect of debt securities that are in default, or from which it is unlikely that future interest payments will be received as scheduled.

Recognition of other-than-temporary impairments
For debt securities, management considers a decline in fair value to be other-than-temporary when it does not expect to recover the entire amortized cost basis of the security. Investments in debt securities in unrealized loss positions are analyzed as part of management’s ongoing assessment of other-than-temporary impairment (“OTTI”). When management intends to sell such securities or it is more likely than not that the Bank will be required to sell the securities before recovering the amortized cost, it recognizes an impairment loss equal to the full difference between the amortized cost basis and the fair value of those securities. When management does not intend to sell or it is more likely than not that the Bank will hold such securities until recovering the amortized cost, management determines whether any credit losses exist to identify any OTTI.

Under certain circumstances, management will perform a qualitative determination and consider a variety of factors, including the length of time and extent to which the fair value has been less than cost; adverse conditions specifically related to the industry, geographic area or financial condition of the issuer or underlying collateral of a security; payment structure of the security; changes to the rating of the security by a rating agency; the volatility of the fair value changes; and changes in fair value of the security after the balance sheet date. Alternatively, management estimates cash flows over the remaining lives of the underlying security to assess whether credit losses exist.

In situations where there is a credit loss, only the amount of impairment relating to credit losses on AFS and HTM investments is recognized in net income. For AFS investments, the decrease in fair value relating to factors other than credit losses is recognized in AOCL. Cash flow estimates take into account expectations of relevant market and economic data as of the end of the reporting period, including, for example, underlying loan-level data, and structural features of securitization, such as subordination, excess spread, over collateralization or other forms of credit enhancement. The degree of judgment involved in determining the recoverable value of an investment security is dependent upon the availability of observable market prices or observable market parameters. When observable market prices and parameters do not exist, judgment is necessary to estimate recoverable value which gives rise to added uncertainty in the assessment. The assessment takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, and market sentiment.

Management's fair valuations may include inputs and assumptions that are less observable or require greater estimation, thereby resulting in values which may be greater or lower than the actual value at which the investments may be ultimately sold or the ultimate cash flows that may be recovered. If the assumptions on which management based its fair valuations change, the Bank may experience additional OTTI or realized losses or gains, and the period-to-period changes in value could vary significantly.

Loans	Loans
Loans are reported as the principal amount outstanding, net of allowance for credit losses, unearned income, fair value adjustments arising from hedge accounting and net deferred loan fees. Interest income is recognized over the term of the loan using the effective interest method, or on a basis approximating a level rate of return over the term of the loan, except for loans classified as non-accrual. Prepayments are treated as a reduction of principal outstanding which is recognized upon receipt of payment. Prepayment penalties, if applicable under the terms of the specific loan agreement, are recognized also upon receipt of payment.

Acquired loans
Acquired loans are recorded at fair value at the date of acquisition. No allowance for credit losses is recorded on the acquisition date as the fair value of the acquired assets incorporates assumptions regarding credit risk. Acquired loans with evidence of credit quality deterioration for which it is probable that the Bank will not receive all contractually required payments receivable are accounted for as purchased credit-impaired loans. Generally, acquired loans that meet the Bank's definition for non-accrual status are considered to be credit-impaired.

The excess of the cash flows expected to be collected on purchased credit-impaired loans, measured as of the acquisition date, over the estimated fair value is referred to as the accretable yield and is recognized in interest income over the remaining life of the loan using an effective yield methodology. The difference between contractually required payments as of the acquisition date and the cash flows expected to be collected is referred to as the non-accretable difference which is included as a reduction of the carrying amount of the purchased credit-impaired loans.

The Bank evaluates at each balance sheet date the estimated cash flows and corresponding carrying value of purchased credit-impaired loans in the same manner as for the measurement of impaired loans, as is described below. The Bank evaluates at each balance sheet date whether the carrying value of its purchased credit-impaired loans has decreased and if so, recognizes an allowance for credit losses in its consolidated statements of operations. For any increases in cash flows expected to be collected, the Bank adjusts any prior recorded allowance for purchased credit-impaired loans first, and then the amount of accretable yield recognized on a prospective basis over the purchased credit-impaired loan’s remaining life. Purchased credit-impaired loans are not considered non-performing and continue to have an accretable yield as long as there is a reasonable expectation about the timing and amount of cash flows expected to be collected.

Participated or Assigned Loans
The Bank may act as lead lender on large loans from time to time and may for strategic or commercial reasons, assign portions of such loans to other market participants. Such assignments are without full right of recourse to the Bank as the lead lender and participants/assignees accept all risks and obligations of the ultimate borrower associated with their proportional participation and assignment in such loans. The Bank records the unassigned portion of the principal outstanding in such loans on the consolidated balance sheets and records only its proportional share of interest income on the unassigned portion of the loan in the consolidated statement of operations.

Impaired loans
A loan is considered to be impaired when, based on current information and events, the Bank determines that it will not be able to collect all amounts due according to the original loan contract, including scheduled interest payments. Impaired loans include all non-accruing loans and all loans modified in a troubled debt restructuring (‘‘TDR’’) even if full collectability is expected following the restructuring.

When a loan is identified as impaired, the impairment is measured based on the present value of expected future cash flows, discounted at the loan’s effective interest rate, except when the sole (remaining) source of repayment for the loan is the operation or liquidation of the collateral. In these cases the current fair value of the collateral, less selling costs, is used instead of discounted cash flows.

If the Bank determines that the expected realizable value of the impaired loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized through an allowance estimate. If the Bank determines that part of the allowance is uncollectible, that amount is charged off.

Non-accrual
Commercial, commercial real estate and consumer loans (excluding credit card consumer loans) are placed on non-accrual status if:

•	in the opinion of management, full payment of principal or interest is in doubt; or

•	principal or interest is 90 days past due.

Residential mortgages are placed on non-accrual status immediately if:

•	in the opinion of management, full payment of principal or interest is in doubt; or

•
when principal or interest is 90 days past due, unless the loan is well secured and any ongoing collection efforts are reasonably expected to result in repayment of all amounts due under the contractual terms of the loan.

Interest income on non-accrual loans is recognized only to the extent it is received in cash. Cash received on non-accrual loans where there is no doubt regarding full repayment (no impairment recognized in the form of a specific allowance) is first applied as repayment of the past due principal amount of the loan and secondly to past due interest and fees.

Where there is doubt regarding the ultimate full repayment of the non-accrual loan (impairment recognized in the form of a specific allowance), all cash received is applied to reduce the principal amount of the loan. Interest income on these loans is recognized only after the entire balance receivable is recovered and interest is actually received.

Loans are returned to accrual status when:

•	none of the principal or accrued interest is past due (with certain exceptions as noted below) and the Bank expects repayment of the remaining contractual obligation; or

•	when the loan becomes well secured and in the process of collection.

Loans modified in a TDR
A modification of a loan constitutes a TDR when a borrower is experiencing financial difficulty and the modification constitutes a concession from originally agreed terms. If a restructuring is considered a TDR, the Bank is required to make certain disclosures in the notes of the consolidated financial statements and individually evaluate the restructured loan for impairment. The Bank employs various types of concessions when modifying a loan which may include extension of repayment periods, interest rate reductions, principal or interest forgiveness, forbearance, and other actions intended to minimize economic loss and to avoid foreclosure or repossession of collateral.

Commercial and industrial loans modified in a TDR may involve temporary interest-only payments, term extensions, and converting revolving credit lines to term loans. Additional collateral, a co-borrower, or a guarantor may be requested. Commercial mortgage and construction loans modified in a TDR may involve extending the maturity date at an interest rate lower than the current market rate for new debt with similar risk, or substituting or adding a new borrower or guarantor. Construction loans modified in a TDR may also involve extending the interest-only payment period.

Residential mortgage modifications generally involve a short-term forbearance period after which the missed payments are added to the end of the loan term, thereby extending the maturity date. Interest continues to accrue on the missed payments and as a result, the effective yield on the mortgage remains unchanged. As the forbearance period usually involves an insignificant payment delay they typically do not meet the reporting criteria for a TDR.

Automobile loans modified in a TDR are primarily composed of loans where the Bank has lowered monthly payments by extending the term.

When a loan undergoes a TDR, the determination of the loan's accrual versus non-accrual status following the modification depends on several factors. As with the risk rating process, the accrual status decision for such a loan is a separate and distinct process from the loan's TDR analysis and determination. Management considers the following in determining the accrual status of restructured loans:

•
If the loan was appropriately on accrual status prior to the restructuring, the borrower has demonstrated performance under the previous terms, and the Bank's credit evaluation shows the borrower's capacity to continue to perform under the restructured terms (both principal and interest payments), it is likely that the appropriate conclusion is for the loan to remain on accrual at the time of the restructuring. This evaluation must include consideration of the borrower's sustained historical repayment performance for a reasonable period prior to the date on which the loan was restructured. A sustained period of repayment performance generally would be a minimum of six months and would involve payments of cash or cash equivalents; or

•
If the loan was on non-accrual status before the restructuring, but the Bank's credit evaluation shows the borrower's capacity to meet the restructured terms, the loan would likely remain as non-accrual until the borrower has demonstrated a reasonable period of sustained repayment performance. As noted above, this period generally would be at least six months (thereby providing reasonable assurance as to the ultimate collection of principal and interest in full under the modified terms). Sustained performance before the restructuring may be taken into account.

Loans that have been modified in a TDR are restored to accrual status only when interest and principal payments are brought current for a continuous period of six months under the modified terms. However, performance prior to the modification, or significant events that coincide with the modification, are included in assessing whether the borrower can meet the new terms and may result in the loan being returned to accrual status at the time of loan modification or after a shorter performance period. If the borrower’s ability to meet the revised payment schedule is uncertain, the loan remains on non-accrual status.

A loan that is modified in a TDR prior to becoming impaired will be left on accrual status if full collectability in accordance with the restructured terms is expected. The Bank may enter into a TDR for loans that are in default, or at risk of defaulting, even if the loan is not impaired.

A loan that had previously been modified in a TDR and is subsequently refinanced under current underwriting standards at a market rate with no concessionary terms is accounted for as a new loan and is no longer reported as a TDR.

Delinquencies
The entire balance of an account is contractually delinquent if the minimum payment of principal or interest is not received by the specified due date. Delinquency is reported on loans that are more than 30 days past due.

Charge-offs
The Bank recognizes charge-offs when it determines that loans are uncollectible, and this generally occurs when all commercially reasonable means of recovering the loan balance have been exhausted.

Commercial and consumer loans are either fully or partially charged-off down to the fair value of collateral securing the loans when:

•	management judges the loan to be uncollectible;

•	repayment is expected to be protracted beyond reasonable time frames;

•	the asset has been classified as a loss by either the Bank’s internal loan review process or third party appraisers; or

•	the customer has filed bankruptcy and the loss becomes evident owing to a lack of assets or cash flow.

The outstanding balance of commercial and consumer real estate secured loans and residential mortgages that are in excess of the estimated property value, less costs to sell, is charged-off once there is reasonable assurance that such excess outstanding balance is not recoverable.

Credit card consumer loans that are contractually 180 days past due and other consumer loans with an outstanding balance under $100,000 that are contractually 180 days past due are generally written off and reported as charge-offs.

Allowance for Credit Losses	Allowance for Credit Losses
The Bank maintains an allowance for credit losses, which in management’s opinion is adequate to absorb all estimated credit-related losses that are incurred in its lending and off-balance sheet credit-related arrangements at the balance sheet date. The allowance for credit losses consists of specific allowances and a general allowance as follows:

Specific allowances
Specific allowances are determined on an exposure-by-exposure basis identified through the Bank's internal risk rating framework and reflect the associated estimated credit loss. The specific allowance for an individual loan is computed as the difference between the recorded investment in the loan and the present value of expected future cash flows and is dependent upon the assumptions on the timing and amounts of the receipts or the fair value of collateral-dependent loans. The effective rate of return on the loan is used for discounting the cash flows. However, when foreclosure of a collateral-dependent loan is probable, the Bank measures impairment based on the fair value of the collateral. The Bank considers estimated costs to sell, on a discounted basis, in the measurement of impairment if those costs are expected to reduce the cash flows available to repay or otherwise satisfy the loan. If the measurement of an impaired loan is less than the recorded investment in the loan, then the Bank recognizes impairment by creating an allowance with a corresponding charge to provision for credit losses.

For all commercial and commercial real estate TDRs, the Bank conducts further analysis to determine the probable amount of loss and establishes a specific allowance for the loan, if appropriate. The Bank estimates the impairment amount by comparing the loan’s carrying amount to the estimated present value of its future cash flows or the fair value of its underlying collateral. For collateral-dependent impaired commercial and commercial real estate loans, the excess of the Company’s recorded investment in the loan over the fair value of the collateral, less cost to sell, is charged off to the specific allowance.

For consumer and residential mortgage TDRs that are not collateral-dependent, allowances are developed using the present value of expected future cash flows, compared to the recorded investment in the loans. Expected re-default factors are considered in this analysis. The fair value of collateral is periodically monitored subsequent to the modification.

General allowances
The allowance for credit losses attributed to the remaining portfolio of smaller balance homogeneous loans is established through various analyzes that estimate the incurred loss at the balance sheet date inherent in the lending and off-balance sheet credit-related arrangements portfolios. These analyzes may consider historical default and loss rates, geographic, industry, economic, and other environmental factors. Management may also consider overall portfolio indicators including trends in internally risk rated exposures, delinquent (defined as loans that are more than 30 days past due), non-performing, trends in volumes and terms of loans, cash-basis loans, historical and forecasted write-offs, and a review of industry, geographic and portfolio concentrations, including current developments within those segments. In addition, management may consider the current business strategy and credit process, including lending policies and procedures such as limit setting and compliance, credit approvals, loan underwriting criteria and loan workout procedures.

Business Combinations	All business combinations are accounted for using the acquisition method.
Goodwill and Intangible Assets	Identifiable intangible assets (mostly customer relationships) are recognized separately from goodwill and are initially valued at fair value using discounted cash flow calculations and other recognized valuation techniques. Goodwill represents the excess of the fair value of the consideration paid for the acquisition of a business over the fair value of the net assets acquired. Contingent purchase consideration is measured at its fair value and recorded on the purchase date. Any subsequent changes in the fair value of a contingent consideration liability will be recorded through the consolidated statements of operations.

Goodwill is tested annually for impairment at the reporting unit level, or more frequently if events or circumstances indicate there may be impairment. If the carrying amount of a reporting unit, including the allocated goodwill, exceeds its fair value, goodwill impairment is measured as the excess of the carrying amount of the reporting unit's allocated goodwill over the implied fair value of the goodwill. Other acquired intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives, not exceeding 15 years. Intangible assets' estimated lives are re-evaluated annually and an impairment test is carried out if certain indicators of impairment exist.

Premises, Equipment and Computer Software	Premises, Equipment and Computer Software
Land is carried at cost. Buildings, equipment and computer software, including leasehold improvements, are carried at cost less accumulated depreciation. The Bank generally computes depreciation using the straight-line method over the estimated useful life of an asset, which is 50 years for buildings, and three to 10 years for other equipment. For leasehold improvements the Bank uses the straight-line method over the lesser of the remaining term of the leased facility or the estimated economic life of the improvement. The Bank capitalizes certain costs, including interest cost incurred during the development phase, associated with the acquisition or development of internal use software. Once the software is ready for its intended use, these costs are amortized on a straight-line basis over the software's expected useful life, which is between five and 10 years.

Management reviews the recoverability of the carrying amount of premises, equipment and computer software when indicators of impairment exist and an impairment charge is recorded when the carrying amount of the reviewed asset is deemed not recoverable by future expected cash flows to be derived from the use and disposition of the asset. If there is a disposition out of premises, equipment and computer software, a gain is recorded if the difference of the proceeds on disposition is in excess of the assets carrying value. Otherwise, a loss is recorded. If there is an abandonment out of premises, equipment and computer software, the full carrying value of the asset is recognized as a loss.

Other Real Estate Owned	Other Real Estate Owned
Other real estate owned (“OREO”) comprises real estate property held for sale and commercial and residential real estate properties acquired in partial or total satisfaction of loans acquired through foreclosure proceedings, acceptance of a deed-in-lieu of foreclosure or by taking possession of assets that were used as loan collateral. These properties are initially recorded at fair value less estimated costs to sell the property. If the recorded investment in the loan exceeds the property’s fair value at the time of acquisition, a charge-off is recorded against the specific allowance. If the carrying value of the real estate exceeds the property’s fair value at the time of reclassification, an impairment charge is recorded in the consolidated statements of operations. Subsequent decreases in the property’s fair value below the new cost basis are recorded through the use of a valuation allowance. Subsequent increases in the fair value of a property may be used to reduce the allowance but not below zero. Any operating expenses of the property are recognized through charges to non-interest expense.

Leases	Leases
In the normal course of operation, the Bank enters into leasing agreements either as the lessee or the lessor. Starting on January 1, 2019 (the adoption date of the new lease accounting guidance Accounting Standards Update (“ASU”) 2016-02 Leases (Topic 842)), the Bank recognized (prospectively, with no adjustments to prior periods) right-of-use assets and lease liabilities for operating leases and for finance leases. Lease liabilities are measured as the present value of future lease payments, including term renewals that are reasonably certain to occur, discounted using the Bank’s incremental borrowing interest rate. Right-of-use assets are measured as the carrying amount of the related lease liabilities adjusted for: prepaid or accrued lease payments, unamortized lease incentive received, unamortized initial direct costs and any impairment of the right-of-use asset.

On January 1, 2019 the Bank elected the practical expedient: (1) not to reassess whether any expired or existing contracts are or contain leases; (2) not to reassess the lease classification for any expired or existing leases and (3) not to reassess initial direct costs for any existing leases.

The Bank also elected: (1) the practical expedient not to separate lease components from non-lease components for all classes of underlying assets; and (2) the practical expedient not to recognize a right-of-use asset and a lease liability for leases with a term at inception of 12 months or less, including renewal options that are reasonably certain to be exercised (referred to as “short term leases”).

Derivatives	Derivatives
All derivatives are recognized on the consolidated balance sheets at their fair value. On the date that the Bank enters into a derivative contract, it designates the derivative as either: a hedge of the fair value of a recognized asset or liability (a fair value hedge); a hedge of a forecasted transaction or the variability of cash flows that are to be received or paid in connection with a recognized asset or liability (a cash flow hedge); a hedge of an exposure to foreign currency risk of a net investment in a foreign operation (a net investment hedge); or, an instrument that is held for trading or non-hedging purposes (a trading or non-hedging derivative instrument).

All instruments utilized as a hedging instrument in a fair value hedge or cash flow hedge must have one or more underlying notional amounts, no or a minimal net initial investment and a provision for net settlement in the contract to meet the definition of a derivative instrument. Instruments utilized as a hedging instrument in a hedge of a net investment in foreign operations may be derivative instruments or non-derivatives.

The changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with changes in the fair value of the hedged asset or liability that are attributable to the hedged risk, are recorded in current year earnings.

The changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, to the extent that the hedge is effective, are recorded in other comprehensive loss ("OCL") and the ineffective portion is recorded in current year earnings. That is, ineffectiveness from a derivative that overcompensates for changes in the hedged cash flows is recorded in earnings. However, the ineffectiveness from a derivative that under compensates is not recorded in earnings.

The changes in the fair value of a derivative that is designated and qualifies as a foreign currency hedge is recorded in either current year earnings or OCL, depending on whether the hedging relationship satisfies the criteria for a fair value or cash flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, the changes in the derivative’s fair value, to the extent that the derivative is effective as a hedge, are recorded in the cumulative translation adjustment (“CTA”) account within OCL.

Changes in the fair value of trading and non-hedging derivative instruments are reported in current year earnings.

The Bank formally documents all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategies for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the consolidated balance sheets or specific firm commitments or forecasted transactions.

The Bank also formally assesses whether the derivatives that are used in hedging transactions have been highly effective in offsetting changes in the fair value or cash flows of hedged items and whether those derivatives may be expected to remain highly effective in future periods.

For those hedge relationships that are terminated, hedge designations that are elected to be removed, forecasted transactions that are no longer expected to occur, or the hedge relationship ceases to be highly effective, the hedge accounting treatment described in the paragraphs above is no longer applied and the end-user derivative is terminated or transferred to the trading designation. For fair value hedges, any changes to the carrying value of the hedged item prior to the discontinuance remain as part of the basis of the asset or liability. When a cash flow hedge is discontinued, the net derivative gain (loss) remains in AOCL unless it is probable that the forecasted transaction will not occur in the originally specified time period.

Employee Benefit Plans	Employee Benefit Plans
The Bank maintains trusteed pension plans for substantially all employees as either non-contributory defined benefit plans or defined contribution plans. Benefits under the defined benefit plans are based primarily on the employee's years of credited service and average annual salary during the final years of employment as defined in the plans. The Bank also provides post-retirement medical benefits for certain qualifying active and retired Bermuda-based employees.

Expense for the defined benefit pension plans and the post-retirement medical benefits plan is composed of (a) the actuarially determined benefits for the current year's service, (b) imputed interest on the actuarially determined liability of the plan, (c) in the case of the defined benefit pension plans, the expected investment return on the fair value of plan assets and (d) amortization of certain items over the expected average remaining service life of employees in the case of the active defined benefit pension plans, estimated average remaining life expectancy of the inactive participants in the case of the inactive defined benefit pension plans and the expected average remaining service life to full eligibility age of employees covered by the plan in the case of the post-retirement medical benefits plan. The items amortized are amounts arising as a result of experience gains and losses, changes in assumptions, plan amendments and the change in the net pension asset or post-retirement medical benefits liability arising on adoption of revised accounting standards.

For each of the defined benefit pension plans and for the post-retirement medical benefits plan, the assets and liabilities recognized for accounting purposes are reported in other assets and employee benefit plans respectively. The actuarial gains and losses, transition obligation and prior service costs of the defined pension plans and post-retirement medical benefits plan are recognized in OCL net of tax and amortized to net income over the average service period for the active defined benefit pension plans and post-retirement medical benefits plan and average remaining life expectancy for the inactive defined benefit pension plans.

For the defined contribution pension plans, the Bank and participating employees provide an annual contribution based on each participating employee's pensionable earnings. Amounts paid are expensed in the period.

Share-based Compensation	Share-Based Compensation
The Bank engages in equity settled share-based payment transactions in respect of services received from eligible employees. The fair value of the services received is measured by reference to the fair value of the shares or share options granted on the date of the grant. The cost of the employee services received in respect of the shares or share options granted is recognized in the consolidated statements of operations over the shorter of the vesting or service period.

The fair value of the options granted is determined using option pricing models, which take into account the exercise price of the option, the current share price, the risk-free interest rate, expected dividend rate, the expected volatility of the share price over the life of the option and other relevant factors. The fair value of unvested share awards is deemed to be the closing price of the publicly traded Bank shares on grant date. The fair value of time vesting conditions are taken into account by adjusting the number of shares or share options included in the measurement of the cost of employee services so that ultimately, the amount recognized in the consolidated statements of operations reflects the number of vested shares or share options. The Bank recognizes compensation cost for awards with performance conditions if and when the Bank concludes that it is probable that the performance condition will be achieved, net of an estimate of pre-vesting forfeitures (e.g., due to termination of employment prior to vesting).

Revenue Recognition	Revenue Recognition
Trust, custody and other administration services fees include fees for private and institutional trust, executorship, and custody services. Asset management fees include fees for investment management, investment advice and brokerage services. Fees are recognized as revenue over the period of the relationship or when the Bank has rendered all services to the clients and is entitled to collect the fee from the client, as long as there are no contingencies associated with the fees.

Banking services fees primarily include fees for letters of credit and other financial guarantees, compensating balances, overdraft facilities and other financial services-related products as well as credit card fees. Letters of credit and other financial guarantees fees are recognized as revenue over the period in which the related guarantee is outstanding. Credit card fees are comprised of merchant discounts, late fees and membership fees, net of interchange and rewards costs. Credit card fees and other fees are recognized in the period in which the service is provided.

Foreign exchange revenue includes fees earned on currency exchange transactions which are recognized when such transactions occur, as well as gains and losses recognized when translating financial instruments held or due in currencies other than the local functional currency at the rates of exchange prevailing at the balance sheet date.

Loan interest income includes the amortization of deferred non-refundable loan origination and commitment fees. These fees are recognized as an adjustment of yield over the life of the related loan. Loan origination and commitment fees are offset by their related direct costs and only the net amounts are deferred and amortized into interest income.

Dividend and interest income, including amortization of premiums and discounts, on securities for which cash flows are not considered uncertain are included in interest income in the consolidated statements of operations. Loans placed on non-accrual status and investments with uncertain cash flows are accounted for under the cost recovery method, whereby all principal, dividends, interest and coupon payments received are applied as a reduction of the amortized cost and carrying amount.

Fair Values	Fair Values
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Bank determines the fair values of assets and liabilities based on the fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The relevant accounting standard describes three levels of inputs that may be used to measure fair value. Investments classified as trading and AFS, and derivative assets and liabilities are recognized in the consolidated balance sheets at fair value.

Level 1, 2 and 3 valuation inputs
Management classifies items that are recognized at fair value on a recurring basis based on the level of inputs used in their respective fair value determination as described below.

Fair value inputs are considered Level 1 when based on unadjusted quoted prices in active markets for identical assets.

Fair value inputs are considered Level 2 when based on inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active.

Fair value inputs are considered Level 3 when based on internally developed models using significant unobservable assumptions involving management's estimations or non-binding bid quotes from brokers.

The following methods and assumptions were used in the determination of the fair value of financial instruments:

Cash due from banks
The carrying amount of cash and demand deposits with banks, being short-term in nature, is deemed to approximate fair value.

Cash equivalents include unrestricted term deposits, certificates of deposits and Treasury bills with a maturity of less than three months from the date of acquisition and the carrying value at cost is considered to approximate fair value because they are short term in nature, bear interest rates that approximate market rates, and generally have negligible credit risk.

Short-term investments
Short-term investments comprise restricted term and demand deposits and unrestricted term deposits, certificates of deposit and treasury bills with less than one year but greater than three months' maturity from the date of acquisition. The carrying value at cost is considered to approximate fair value because they are short term in nature, bear interest rates that approximate market rates, and generally have negligible credit risk.

Equity securities, defined benefit pension plan equity securities, and mutual funds
These include equities and mutual funds. The fair value of listed equity securities is based upon quoted market values. Investments in actively traded mutual funds are based on their published net asset values.

AFS and HTM investments and defined benefit pension plan fixed income securities
The fair values for AFS investments are generally sourced from third parties. The fair value of fixed income securities is based upon quoted market values where available, “evaluated bid” prices provided by third party pricing services (“pricing services”) where quoted market values are not available, or by reference to broker or underwriter bid indications where pricing services do not provide coverage for a particular security. To the extent the Bank believes current trading conditions represent distressed transactions, the Bank may elect to utilize internally generated models. The pricing services typically use market approaches for valuations using primarily Level 2 inputs (in the vast majority of valuations), or some form of discounted cash flow analysis.

Pricing services indicate that they will only produce an estimate of fair value if there is objectively verifiable information available to produce a valuation. Standard inputs to the valuations provided by the pricing services listed in approximate order of priority for use when available include: reported trades, benchmark yields, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data. The pricing services may prioritize inputs differently on any given day for any security, and not all inputs listed are available for use in the evaluation process on any given day for each security evaluation. However, the pricing services also monitor market indicators and industry and economic events. When these inputs are not available, pricing services identify “buckets” of similar securities (allocated by asset class types, sectors, sub-sectors, contractual cash flows/structure, and credit rating characteristics) and apply some form of matrix or other modeled pricing to determine an appropriate security value which represents their best estimate as to what a buyer in the marketplace would pay for a security in a current sale.

It is common industry practice to utilize pricing services as a source for determining the fair values of investments where the pricing services are able to obtain sufficient market corroborating information to allow them to produce a valuation at a reporting date. In addition, in the majority of cases, although a value may be obtained from a particular pricing service for a security or class of similar securities, these values are corroborated against values provided by other pricing services. While the Bank receives values for the majority of the investment securities it holds from pricing services, it is ultimately management’s responsibility to determine whether the values received and recorded in the financial statements are representative of appropriate fair value measurements.

Broker/dealer quotations are used to value investments with fixed maturities where prices are unavailable from pricing services due to factors specific to the security such as limited liquidity, lack of current transactions, or trades only taking place in privately negotiated transactions. These are considered Level 3 valuations, as significant inputs utilized by brokers may be difficult to corroborate with observable market data, or sufficient information regarding the specific inputs utilized by the broker was not available to support a Level 2 classification.

For disclosure purposes, HTM investments are fair valued using the same methods described above.

Loans
The majority of loans are variable rate and re-price in response to changes in market rates and hence management estimates that the fair value of loans is not significantly different than their carrying amount. For significant fixed-rate loan exposures, fair value is estimated by discounting the future cash flows, using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities, of such loans. Management includes the effects of specific provisions raised against individual loans, which factors in a loan's credit quality, as well as accrued interest in determining the fair value of loans.

Accrued interest
The carrying amounts of accrued interest receivable and payable are assumed to approximate their fair values given their short-term nature.

OREO
OREO assets are carried at the lower of cost or fair value less estimated costs to sell. The determination of fair value, which aims at estimating the realizable value of the properties, is based either on third-party appraisals, when available, or on internal valuation models. Appraisals of OREO properties are updated on an annual basis. Where the fair value of the related property is based on an unadjusted appraised value, the OREO is generally classified as Level 2. Where significant adjustments are made to the appraised value, or based on an internally generated valuation model, the OREO is generally classified as Level 3.

Deposits
The fair value of fixed-rate deposits has been estimated by discounting the contractual cash flows, using market interest rates offered at the balance sheet date for deposits of similar terms. The carrying amount of deposits with no stated maturity date is deemed to equate to the fair value.

Long-term debt
The fair value of the long-term debt has been estimated by discounting the contractual cash flows, using current market interest rates.

Derivatives
Derivative contracts can be exchange traded or over-the-counter (“OTC”) derivative contracts and may include forward, swap and option contracts relating to interest rates or foreign currencies. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources where an understanding of the inputs utilized in arriving at the valuations is obtained.

Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms and specific risks inherent in the instrument as well as the availability of pricing information in the market. The Bank generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, interest rate swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment.

Goodwill
The fair value of reporting units for which goodwill is recognized is determined when an impairment assessment is performed by discounting estimated future cash flows using discount rates reflecting valuation-date market conditions and risks specific to the reporting unit.

Impairment or Disposal of Long-Lived Assets	Impairment or Disposal of Long-Lived Assets
Impairment losses are recognized when the carrying amount of a long-lived asset exceeds the sum of the undiscounted cash flows expected from its use and disposal. The impairment recognized is measured as the amount by which the carrying amount of the asset exceeds its fair value. Long-lived assets that are to be disposed of other than by sale are classified and accounted for as held for use until the date of disposal or abandonment. Assets that meet certain criteria are classified as held for sale and are measured at the lower of their carrying amounts or fair value less estimated costs to sell.

Credit-Related Arrangements	Credit-Related Arrangements
In the normal course of business, the Bank enters into various commitments to meet the credit requirements of its customers. Such commitments, which are not included in the consolidated balance sheet, include:

•	commitments to extend credit, which represent undertakings to make credit available in the form of loans or other financing for specific amounts and maturities, subject to certain conditions;

•	standby letters of credit, which represent irrevocable obligations to make payments to third parties in the event that the customer is unable to meet its financial obligations; and,

•
documentary and commercial letters of credit, related primarily to the import of goods by customers, which represent agreements to honor drafts presented by third parties upon completion of specific activities.

These credit arrangements are subject to the Bank's normal credit standards and collateral is obtained where appropriate. The contractual amounts for these commitments set out in the table in Note 12 represent the maximum payments the Bank would have to make should the contracts be fully drawn, the counterparty default, and any collateral held prove to be of no value. As many of these arrangements will expire or terminate without being drawn upon or are fully collateralized, the contractual amounts do not necessarily represent future cash requirements. The Bank does not carry any liability for these obligations.

Income Taxes	Income Taxes
The Bank uses the asset and liability method of accounting for income taxes. Under this method, deferred income taxes reflect the net tax effect of temporary differences between the consolidated financial statements' carrying amounts of assets and liabilities and their respective tax bases. Accordingly, a deferred income tax asset or liability is determined for each temporary difference based on the enacted tax rates to be in effect on the expected reversal date of the temporary difference. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Bank records net deferred tax assets to the extent the Bank believes these assets will more likely than not be realized. Net deferred income tax assets or liabilities accumulated as a result of temporary differences are included in other assets or other liabilities, respectively. A valuation allowance is established to reduce deferred income tax assets to the amount more likely than not to be realized. In making such a determination, the Bank considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. In the event the Bank were to determine that it would be able to realize the deferred income tax assets in the future in excess of their net recorded amount, the Bank would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Bank records uncertain tax positions on the basis of a two-step process whereby (1) the Bank determines whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (2) where those tax positions that meet the more-likely-than-not recognition threshold, the Bank recognizes the largest amount of tax benefit that is greater than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Income taxes on the consolidated statements of operations include the current and deferred portions of the income taxes. The Bank recognizes accrued interest and penalties related to income taxes in operating expenses. Income taxes applicable to items charged or credited directly to shareholders’ equity are included in such items.

Earnings Per Share	Earnings Per Share
Earnings per share have been calculated using the weighted average number of common shares outstanding during the year (see also Note 21). In periods when basic earnings per share is positive, the dilutive effect of share-based compensation plans is calculated using the treasury stock method, whereby the proceeds received from the exercise of share-based awards are assumed to be used to repurchase outstanding common shares, using the quarterly average market price of the Bank’s shares for the period.

New Accounting Pronouncements	New Accounting Pronouncements
The following accounting developments were issued during the year ended December 31, 2019 or are accounting standards pending adoption:

In June 2016, the Financial Accounting Standards Board (“FASB”) published ASU 2016-13 Financial Instruments – Credit Losses. The amendments in this update provide a new impairment model, known as the current expected credit loss model (“CECL") that is based on expected losses rather than incurred losses. The amendments in this update are also intended to reduce the complexity and reduce the number of impairment models entities use to account for debt instruments. For public business entities that meet the GAAP definition of a Securities and Exchange Commission (“SEC”) filer, the effective date for this update is for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The CECL model is applicable to the measurement of credit losses on financial instruments at amortized cost, including loan receivables and HTM debt securities. It also applies to off-balance sheet credit exposures not accounted for as insurance (loan commitments, standby letters of credit, financial guarantees, and other similar instruments) and net investments in certain leases recognized by a lessor. In addition, the amendments to Topic 326 require credit losses on AFS securities to be presented as a valuation allowance rather than as a direct write-down.

For debt securities, the guidance will be applied prospectively. Existing purchased credit-impaired (“PCI”) assets will be grandfathered and classified as purchased credit deteriorated (“PCD”) assets at the date of adoption. The assets will be grossed up for the allowance for expected credit losses for all PCD assets at the date of adoption and will continue to recognize the noncredit discount in interest income based on the yield of such assets as of the adoption date. For all other assets within the scope of CECL, which are primarily loans for the Bank, a cumulative-effect adjustment will be recognized in retained earnings (accumulated deficit) as of the date of application. Subsequent changes in expected credit losses will be recorded through the respective allowance.

The Bank will apply the provisions of ASU 2016-13 with effect from January 1, 2020. The Bank does not intend to restate comparative information. In addition to the adjustment to opening accumulated deficit and the measurement of expected credit losses, the standard will also result in revisions to accounting policies and procedures, new and additional financial statement note disclosures, changes and amendments to internal control documents, the development of a new risk model and associated methodologies, as discussed above. The new loss model will also require the Bank to collect and maintain attributes as it relates to its financial instruments that are within scope of CECL including fair value of collateral, expected performance over the lifetime of the instrument and reasonable and supportable assumptions about future economic conditions. Changes in the required allowance for credit losses will be recorded in the consolidated statement of operations.

The Bank had previously established a governance process and a working group with multiple members from applicable departments, including credit risk management and finance, to evaluate the requirements of this new standard, to develop a loss model consistent with lifetime expected loss estimates and to design and implement any changes required to current processes. The design and implementation of the new impairment process has been completed with the measurement of expected losses to be primarily based on the product of the respective instrument’s probability of default (“PD”), loss given default (“LGD”), and exposure at default (“EAD”), and historically incurred loss rates, respectively. For AFS securities, any allowance for credit losses is based on an impairment assessment.

The total expected adjustment as at December 31, 2019 resulting from the adoption of this methodology on the opening balance of the Bank’s net equity at January 1, 2020 is an estimated decrease of $7.8 million relating to the Bank's loan portfolio. The Bank will continue to monitor and enhance elements of its impairment process in advance of the financial reporting for the first quarter of 2020.

In April 2019 and November 2019, respectively, the FASB published ASU 2019-04 and ASU 2019-11 Codification Improvements to Topic 326, Financial Instruments—Credit Losses affecting a variety of topics including Topic 815, Derivatives and Hedging, Topic 825, Financial Instruments and Sub-topic 805-20, Business Combinations—Identifiable Assets and Liabilities, and Any Noncontrolling Interest. The amendments clarify, correct and improve various aspects of the guidance in the following ASU's related to financial instruments: ASU 2016-01 Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities, ASU 2016-13 Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, and ASU 2017-12 Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. The amendments relating to ASU 2016-01 are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, early adoption is permitted and it should be applied on a modified-retrospective transition basis. The amendments relating to ASU 2016-13 are effective as noted in ASU 2016-13. The amendments relating to ASU 2017-12 are effective as noted in ASU 2017-12. Other than the impact of ASU 2016-13 as disclosed above, ASU 2019-04 and ASU 2019-11 are not expected to have a material impact on the Bank's financial statements.

In May 2019, the FASB published ASU 2019-05 Financial Instruments - Credit Losses (Topic 326) - Targeted Transition Relief. The amendments in this update provide targeted transition relief that is an option for, and will be available to, all reporting entities within the scope of Topic 326. It provides entities with an option to irrevocably elect the fair value option in Subtopic 825-10, applied on an instrument-by-instrument basis for eligible instruments that are within the scope of Subtopic 326-20 upon adoption of Topic 326. The fair value option election does not apply to HTM debt securities. The effective date and transition methodology for the amendments in this update are the same as in ASU 2016-13. The Bank has elected not to adopt this elective guidance.

In March 2019, the FASB published ASU 2019-01 Leases (Topic 842) - Codification Improvements. The amendments in this update provide clarification on three issues relating to ASU 2016-02 Leases (Topic 842): (1) determining the fair value of the underlying asset by lessors that are not manufactures or dealers; (2) presentation on the statement of cash flows - sales-type and direct financing leases for all lessors that are depository and lending entities within the scope of Topic 942; and (3) transition disclosures related to Topic 250, Accounting Changes and Error Corrections. The transition and effective date provisions for this update apply to Issue 1 and Issue 2 and are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, for public business entities. Issue 3 amendments are to the original transition requirements in Topic 842 to clarify that the transition disclosures for Topic 250, paragraphs 250-10-50-1(b)(2) and paragraph 250-10-50-3 are excluded from interim disclosure requirements for Topic 842. The Bank does not anticipate this ASU to have a material impact on the Bank.

Fair Value of Financial Instruments
Management reviews the price of each security monthly, comparing market values to expectations and to the prior month’s price. Management's expectations are based upon knowledge of prevailing market conditions and developments relating to specific issuers and/or asset classes held in the investment portfolio. Where there are unusual or significant price movements, or where a certain asset class has performed out-of-line with expectations, the matter is reviewed by management.

Financial instruments in Level 1 include actively traded redeemable mutual funds.

Financial instruments in Level 2 include government debt securities, corporate debt securities, mortgage-backed securities and other asset-backed securities, forward foreign exchange contracts and mutual funds not actively traded.

Financial instruments in Level 3 include asset-backed securities for which the market is relatively illiquid and for which information about actual trading prices is not readily available.